SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of issued capital [Abstract]
Schedule of Issued and Fully Paid Share Capital

				2022
Ordinary shares of 10p (formerly 25p) each	2022 Number of shares	2021 Number of shares	2020 Number of shares	£m	% of share capital	2021 £m	2020 £m
At 1 January	71,022,593,135	70,839,206,060	70,052,557,838	7,102		7,084	7,005
Issued under employee share schemes	793,990,660	183,387,075	786,648,222	80		18	79
Share buyback programme (note 41)	(4,528,731,591)	–	–	(453)		–	–
At 31 December	67,287,852,204	71,022,593,135	70,839,206,060	6,729	99.50	7,102	7,084